BASIS OF PRESENTATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012	Feb. 28, 2012	Nov. 29, 2011	Aug. 30, 2011	May 31, 2011	Mar. 01, 2011	Nov. 30, 2010	Aug. 31, 2010	Dec. 04, 2012	Nov. 29, 2011	Jun. 05, 2012	Jun. 05, 2012	May 31, 2011	Jun. 01, 2010
Other restaurant operating costs to Interest expense net [Abstract]
Restaurant sales and operating revenue	$ 302,753			$ 306,155						$ 634,018	$ 635,009	$ 1,320,040	$ 1,320,040	$ 1,258,015	$ 1,188,043
Payroll and related costs	102,788			105,814						212,022	216,675	447,395	447,395	415,200	389,111
Other restaurant operating costs	66,996			64,801						134,152	133,538	266,647	266,647	255,364	240,402
Selling, general and administrative	38,958			25,410						82,387	53,797	121,961	121,961	93,114	78,118
Interest expense, net	7,181			4,498						13,971	8,895	23,312	23,312	13,508	17,074
Income before income taxes	(28,787)	(18,080)	1,232	(1,747)	3,657	15,732	15,545	5,268	16,077	(28,516)	1,910	(14,938)	(14,938)	52,622	57,758
As Previously Reported [Member]
Other restaurant operating costs to Interest expense net [Abstract]
Restaurant sales and operating revenue				306,203							635,057
Payroll and related costs				107,777							220,764
Other restaurant operating costs				65,429							134,084
Selling, general and administrative				23,386							50,162
Interest expense, net				3,979							7,943
Income before income taxes				(1,747)							1,910
Reclassifications and Corrections [Member]
Other restaurant operating costs to Interest expense net [Abstract]
Restaurant sales and operating revenue				(48)							(48)
Payroll and related costs				(1,963)							(4,089)
Other restaurant operating costs				(628)							(546)
Selling, general and administrative				2,024							3,635
Interest expense, net				519							952
Income before income taxes				$ 0							$ 0